VESSELS UNDER CAPITAL LEASES, NET (Tables)	12 Months Ended
Dec. 31, 2012
VESSELS UNDER CAPITAL LEASES, NET [Abstract]
Vessels Under Capital Leases, Net Book Value
(in thousands of $)	2012	2011
Cost	600,733	600,394
Accumulated depreciation	(115,101)	(98,491)
Net book value	485,632	501,903